Goodwill and Other Intangible Assets-Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Amortized intangible assets, Gross Carrying Amount	$ 15,146	$ 6,546
Accumulated Amortization	(3,076)	(879)
Finite-Lived Intangible Assets, Net	12,070	5,667
Unamortized intangible assets	119,877	119,877
Intangibles, Gross Carrying Amount	135,023	126,423
Intangibles, Net Carrying Amount	131,947	125,544
Gaming License Rights [Member]
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Unamortized intangible assets	110,646	110,646
Local Tradename [Member]
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Unamortized intangible assets	9,231	9,231
Customer Loyalty Programs
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Intangible assets useful life	7 years
Amortized intangible assets, Gross Carrying Amount	12,164	6,064
Accumulated Amortization	(2,346)	(781)
Finite-Lived Intangible Assets, Net	9,818	5,283
Trademarks [Member]
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Intangible assets useful life	3 years 9 months
Amortized intangible assets, Gross Carrying Amount	2,982	482
Accumulated Amortization	(730)	(98)
Finite-Lived Intangible Assets, Net	$ 2,252	$ 384
Weighted Average [Member]
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Intangible assets useful life	6 years 6 months
Weighted Average [Member] | Customer Loyalty Programs
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	6 years
Weighted Average [Member] | Trademarks [Member]
Acquired Finite and Indefinite-lived Intangible Assets by Major Class [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years